Average Annual Total Returns - VIPEmergingMarketsPortfolio-InvestorPRO - VIPEmergingMarketsPortfolio-InvestorPRO - VIP Emerging Markets Portfolio	Apr. 29, 2023
VIP Emerging Markets Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	(20.20%)
Past 5 years	1.64%
Past 10 years	4.54%
IXYE0
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Past 10 years	1.47%